CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 $ / shares
Dividend declared | ¥	¥ 63,816
Dividend paid | ¥	¥ 63,816
O 2022 Q2 Dividends
Dividend declared per share | $ / shares		$ 1.36
O 2022 Q2 Dividends | ADS
Dividend declared per share | $ / shares		$ 0.68